Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000027601
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(2.57%)	3.69%	6.33%	3.57%
C000068506
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000027603
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	0.22%	6.35%	6.35%	3.16%
C000068509
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000135461
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000027601
Average Annual Return [Line Items]
Average Annual Return, Percent	1.75%	8.25%	7.25%	4.02%
Without Sales Load [Member] | C000068506
Average Annual Return [Line Items]
Average Annual Return, Percent	1.87%	8.51%	7.51%	4.28%
Without Sales Load [Member] | C000027603
Average Annual Return [Line Items]
Average Annual Return, Percent	1.20%	7.35%	6.35%	3.16%
Without Sales Load [Member] | C000068509
Average Annual Return [Line Items]
Average Annual Return, Percent	1.88%	8.53%	7.51%	4.29%
Without Sales Load [Member] | C000135461
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%	8.56%	7.59%	4.34%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	3.74%	8.82%	(1.20%)	0.79%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	3.74%	8.82%	(1.20%)	0.79%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	3.74%	8.82%	(1.20%)	0.79%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	3.74%	8.82%	(1.20%)	0.79%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	3.74%	8.82%	(1.20%)	0.79%
Bloomberg Global High Yield Index (USD hedged)
Average Annual Return [Line Items]
Average Annual Return, Percent	2.29%	9.82%	6.59%	4.88%
Bloomberg Global High Yield Index (USD hedged)
Average Annual Return [Line Items]
Average Annual Return, Percent	2.29%	9.82%	6.59%	4.88%
Bloomberg Global High Yield Index (USD hedged)
Average Annual Return [Line Items]
Average Annual Return, Percent	2.29%	9.82%	6.59%	4.88%
Bloomberg Global High Yield Index (USD hedged)
Average Annual Return [Line Items]
Average Annual Return, Percent	2.29%	9.82%	6.59%	4.88%
Bloomberg Global High Yield Index (USD hedged)
Average Annual Return [Line Items]
Average Annual Return, Percent	2.29%	9.82%	6.59%	4.88%